MUTUAL FUND AND VARIABLE INSURANCE TRUST

Rational Iron Horse Fund

Class A Shares: IRHAX Class C Shares: IRHCX Institutional Shares: IRHIX

September 20, 2017

The information in this Supplement amends certain information contained in the Fund’s Prospectus dated August 1, 2017.

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Effective immediately, the following information replaces the last paragraph in the section of the Fund’s Prospectus entitled “DIVIDENDS, DISTRIBUTIONS AND TAXES – Dividends and Distributions”:

“The Fund declares, has ex-dates and pays dividends on investment income, if any, quarterly.”

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, each dated August 1, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.